PRIVATE PLACEMENT (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Feb. 16, 2021
Aggregate purchase price, amount		$ 7,060,000
Stock price			$ 10.00
Private placement, description		Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment.
Private Placement
Shares issued in transaction (in shares)	7,060,000	7,060,000
Stock price		$ 1.00